Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
CAR Group Ltd.	38,947	$911,832
SEEK Ltd.	36,784	522,096
Telstra Group Ltd.	1,199,620	2,896,144
		4,330,072
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	37,741	309,854

Canada — 1.7%
BCE Inc.	94,681	3,066,639
Rogers Communications Inc., Class B, NVS	38,610	1,428,066
TELUS Corp.	153,451	2,322,993
		6,817,698
China — 6.4%
Baidu Inc.(a)	236,900	2,564,691
Kuaishou Technology(a)(b)	259,000	1,520,292
NetEase Inc.	181,300	3,462,091
Tencent Holdings Ltd.	370,800	17,590,873
		25,137,947
Finland — 0.2%
Elisa OYJ	15,891	727,535

France — 1.3%
Orange SA	191,060	1,916,428
Publicis Groupe SA	24,303	2,581,442
Vivendi SE	63,709	665,862
		5,163,732
Germany — 2.3%
Deutsche Telekom AG, Registered	361,075	9,075,803

Italy — 0.1%
Telecom Italia SpA/Milano(a)	1,108,065	265,025

Japan — 7.3%
Dentsu Group Inc.	23,700	600,095
KDDI Corp.	155,200	4,111,482
LY Corp.	276,000	666,449
Nexon Co. Ltd.	46,000	855,795
Nintendo Co. Ltd.	120,700	6,445,565
Nippon Telegraph & Telephone Corp.	5,907,800	5,586,433
SoftBank Corp.	291,100	3,560,156
SoftBank Group Corp.	107,800	6,933,825
		28,759,800
Mexico — 0.4%
America Movil SAB de CV	2,109,338	1,795,157

Netherlands — 0.9%
Koninklijke KPN NV	342,355	1,312,156
Universal Music Group NV	79,524	2,365,701
		3,677,857
Norway — 0.2%
Telenor ASA	66,369	756,496

South Korea — 0.5%
NAVER Corp.	15,390	1,851,934

Spain — 1.0%
Cellnex Telecom SA(b)	61,009	1,984,285
Telefonica SA	452,443	1,916,657
		3,900,942
Sweden — 0.3%
Tele2 AB, Class B	57,456	579,982
Security	Shares	Value

Sweden (continued)
Telia Co. AB	245,544	$658,325
		1,238,307
Switzerland — 0.4%
Swisscom AG, Registered	2,649	1,489,574

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	396,120	1,534,921

United Kingdom — 1.8%
Auto Trader Group PLC(b)	93,306	939,140
BT Group PLC	595,347	1,055,461
Informa PLC	139,568	1,506,210
Rightmove PLC	83,239	561,868
Vodafone Group PLC	2,350,947	2,080,207
WPP PLC	110,803	1,014,586
		7,157,472
United States — 73.3%
Alphabet Inc., Class A	268,991	48,996,711
Alphabet Inc., Class C, NVS	223,783	41,046,278
AT&T Inc.	741,269	14,165,651
Charter Communications Inc., Class A(a)	10,169	3,040,124
Comcast Corp., Class A	404,593	15,843,862
Electronic Arts Inc.	25,237	3,516,271
Fox Corp., Class A, NVS	23,869	820,377
Fox Corp., Class B	13,623	436,208
Interpublic Group of Companies Inc. (The)	38,974	1,133,754
Live Nation Entertainment Inc.(a)	14,709	1,378,822
Match Group Inc.(a)(c)	27,433	833,415
Meta Platforms Inc., Class A	172,955	87,207,370
Netflix Inc.(a)	27,053	18,257,529
News Corp., Class A, NVS	39,158	1,079,586
News Corp., Class B	11,814	335,399
Omnicom Group Inc.	20,222	1,813,913
Paramount Global, Class B, NVS	51,049	530,399
Take-Two Interactive Software Inc.(a)	16,498	2,565,274
T-Mobile U.S. Inc.	53,244	9,380,528
Verizon Communications Inc.	435,045	17,941,256
Walt Disney Co. (The)	174,621	17,338,119
Warner Bros Discovery Inc.(a)	230,253	1,713,082
		289,373,928

Total Common Stocks — 99.7%
(Cost: $352,621,429)		393,364,054

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	681,230	177,211

Total Preferred Stocks — 0.0%
(Cost: $299,634)		177,211
Total Long-Term Investments — 99.7%
(Cost: $352,921,063)		393,541,265

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	830,000	$830,000

Total Short-Term Securities — 0.2%
(Cost: $830,000)		830,000

Total Investments — 99.9%
(Cost: $353,751,063)		394,371,265
Other Assets Less Liabilities — 0.1%		333,112
Net Assets — 100.0%		$394,704,377

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,787,900	$—		$(1,787,375	)(b)	$(704)	$179	$—	—	$514	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	440,000	(b)	—		—	—	830,000	830,000	8,995		—
						$(704)	$179	$830,000		$9,509		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	9	09/12/24	$158	$3,805
E-Mini S&P Communication Services Select Sector Index	9	09/20/24	1,020	15,115
				$18,920

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$299,053,133	$94,310,921	$—	$393,364,054
Preferred Stocks	177,211	—	—	177,211
Short-Term Securities
Money Market Funds	830,000	—	—	830,000
	$300,060,344	$94,310,921	$—	$394,371,265
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,115	$3,805	$—	$18,920

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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